Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Banks (39.6%)
	JPMorgan Chase & Co.	6,973,743	1,145,368
	Bank of America Corp.	17,756,826	752,712
	Wells Fargo & Co.	9,447,140	441,370
	Citigroup Inc.	4,758,193	374,517
	U.S. Bancorp	3,261,109	198,210
	Truist Financial Corp.	3,078,690	190,201
	PNC Financial Services Group Inc.	968,314	188,511
	First Republic Bank	398,202	76,232
*	SVB Financial Group	118,587	69,123
	Fifth Third Bancorp	1,628,676	68,632
	Regions Financial Corp.	2,195,035	51,386
	KeyCorp.	2,213,588	51,001
	Citizens Financial Group Inc.	971,237	48,465
	M&T Bank Corp.	293,920	47,230
	Huntington Bancshares Inc.	2,324,382	36,865
	Signature Bank	122,422	30,575
	Comerica Inc.	318,262	24,980
	East West Bancorp Inc.	323,530	24,194
	First Horizon Corp.	1,267,600	24,173
	Western Alliance Bancorp	231,051	23,107
	Zions Bancorp NA	374,930	21,701
	Commerce Bancshares Inc.	240,919	18,763
	People's United Financial Inc.	972,241	18,385
	Synovus Financial Corp.	337,225	16,565
	TCF Financial Corp.	348,512	16,554
	Cullen/Frost Bankers Inc.	136,719	16,503
	Prosperity Bancshares Inc.	211,517	15,917
	Pinnacle Financial Partners Inc.	173,454	15,770
	Popular Inc.	192,508	15,711
	First Financial Bankshares Inc.	308,864	15,551
	South State Corp.	162,155	14,401
	Valley National Bancorp	922,538	13,211
	Glacier Bancorp Inc.	218,046	12,701
	PacWest Bancorp	270,468	12,217
	United Bankshares Inc.	295,144	12,157
	CIT Group Inc.	226,121	11,980
	Bank OZK	280,383	11,975
	Sterling Bancorp	440,440	11,733
	Webster Financial Corp.	205,645	11,656
	First Citizens BancShares Inc. Class A	13,083	11,259
	Wintrust Financial Corp.	129,647	10,426
	BankUnited Inc.	211,925	10,128

		Shares	Market Value ($000)
	UMB Financial Corp.	103,583	10,018
	Community Bank System Inc.	122,216	9,914
	FNB Corp.	731,380	9,808
	Home BancShares Inc.	357,404	9,779
	Hancock Whitney Corp.	197,325	9,770
	Umpqua Holdings Corp.	505,216	9,640
	Pacific Premier Bancorp Inc.	195,135	8,970
	Ameris Bancorp	158,835	8,726
	Eastern Bankshares Inc.	383,781	8,597
	First Hawaiian Inc.	300,295	8,456
	Bank of Hawaii Corp.	91,827	8,241
	Associated Banc-Corp.	348,512	8,012
	Investors Bancorp Inc.	536,985	7,990
*	Texas Capital Bancshares Inc.	115,795	7,976
	ServisFirst Bancshares Inc.	110,976	7,708
	Simmons First National Corp. Class A	246,128	7,507
	Atlantic Union Bankshares Corp.	180,858	7,419
	BancorpSouth Bank	240,155	7,344
	Old National Bancorp	377,324	7,188
	Cathay General Bancorp	171,822	7,162
	Columbia Banking System Inc.	164,588	7,104
	United Community Banks Inc.	198,062	6,849
	Independent Bank Group Inc.	83,357	6,564
	CVB Financial Corp.	295,824	6,561
	Cadence BanCorp. Class A	289,270	6,474
	BOK Financial Corp.	70,896	6,454
	First Bancorp. (XNYS)	501,541	6,415
	Fulton Financial Corp.	370,100	6,414
	Independent Bank Corp. (XNGS)	75,696	6,178
*	Silvergate Capital Corp. Class A	53,805	5,994
	WesBanco Inc.	153,490	5,974
	International Bancshares Corp.	123,681	5,739
	First Financial Bancorp	224,481	5,718
	First Merchants Corp.	123,103	5,705
	Renasant Corp.	128,814	5,696
	Hilltop Holdings Inc.	151,155	5,615
	First Midwest Bancorp Inc.	260,709	5,457
	Towne Bank	166,145	5,322
	Sandy Spring Bancorp Inc.	107,519	4,995
	Trustmark Corp.	144,686	4,854
	Banner Corp.	80,561	4,715
*	Seacoast Banking Corp. of Florida	126,129	4,676
	Heartland Financial USA Inc.	91,232	4,539
*	Triumph Bancorp Inc.	54,162	4,536
	Park National Corp.	35,429	4,482
	First Interstate BancSystem Inc. Class A	94,296	4,439
	Live Oak Bancshares Inc.	71,712	4,344
	Hope Bancorp Inc.	281,986	4,314
	Great Western Bancorp Inc.	125,913	4,213
	Eagle Bancorp Inc.	72,533	4,145
	Veritex Holdings Inc.	112,568	3,955
	NBT Bancorp Inc.	99,902	3,895
	Westamerica BanCorp.	61,219	3,840
	Lakeland Financial Corp.	57,055	3,521
	Enterprise Financial Services Corp.	67,963	3,358
	First Commonwealth Financial Corp.	219,959	3,332
	TriCo Bancshares	67,886	3,255
	Berkshire Hills Bancorp Inc.	116,109	3,222

		Shares	Market Value ($000)
	FB Financial Corp.	75,612	3,164
	First Busey Corp.	117,853	3,157
	Southside Bancshares Inc.	71,792	3,076
	Brookline Bancorp Inc.	180,992	3,052
	OceanFirst Financial Corp.	137,640	3,043
	S&T Bancorp Inc.	89,621	3,041
	First Bancorp.	65,530	2,908
	City Holding Co.	36,049	2,892
	Boston Private Financial Holdings Inc.	188,219	2,885
*	Bancorp Inc.	118,917	2,883
	BancFirst Corp.	41,066	2,832
	OFG Bancorp	117,425	2,830
	National Bank Holdings Corp. Class A	70,101	2,776
	Tompkins Financial Corp.	34,048	2,763
	Stock Yards Bancorp Inc.	49,386	2,654
	Dime Community Bancshares Inc.	75,214	2,611
*	Customers Bancorp Inc.	68,781	2,603
	German American Bancorp Inc.	57,828	2,417
	Heritage Financial Corp.	81,867	2,375
	Preferred Bank	34,230	2,338
	ConnectOne Bancorp Inc.	81,679	2,262
	Origin Bancorp Inc.	51,242	2,262
	Lakeland Bancorp Inc.	115,341	2,193
	Bryn Mawr Bank Corp.	45,553	2,177
	First Foundation Inc.	86,564	2,173
	Washington Trust Bancorp Inc.	39,384	2,166
	1st Source Corp.	40,394	1,998
	Univest Financial Corp.	66,702	1,945
	First Bancorp Inc. (XNMS)	49,402	1,929
	Allegiance Bancshares Inc.	44,468	1,804
	Banc of California Inc.	102,150	1,789
	Central Pacific Financial Corp.	64,476	1,787
	Harbornone Bancorp Inc.	120,055	1,783
	QCR Holdings Inc.	36,835	1,761
	Horizon Bancorp Inc.	90,352	1,672
*	Nicolet Bankshares Inc.	20,889	1,657
	Camden National Corp.	34,433	1,640
	Heritage Commerce Corp.	136,726	1,622
	Community Trust Bancorp Inc.	36,469	1,611
*	CrossFirst Bankshares Inc.	107,567	1,582
	Peapack-Gladstone Financial Corp.	44,605	1,482
	Hanmi Financial Corp.	70,265	1,474
*	TriState Capital Holdings Inc.	63,976	1,471
	Great Southern Bancorp Inc.	25,420	1,436
	Peoples Bancorp Inc.	43,332	1,407
	Midland States Bancorp Inc.	50,429	1,405
	First Mid Bancshares Inc.	31,793	1,396
	Flushing Financial Corp.	58,723	1,372
	Cambridge Bancorp	15,829	1,357
	Byline Bancorp Inc.	57,105	1,318
	Arrow Financial Corp.	35,392	1,313
	Altabancorp	27,969	1,287
*	Atlantic Capital Bancshares Inc.	45,122	1,269
	First of Long Island Corp.	54,973	1,237
*	Amerant Bancorp Inc.	49,889	1,203
	First Financial Corp.	26,487	1,202
	Mercantile Bank Corp.	35,608	1,150
	CBTX Inc.	38,358	1,135

		Shares	Market Value ($000)
	First Community Bankshares Inc.	36,300	1,131
	Bank First Corp.	15,816	1,126
	Financial Institutions Inc.	34,939	1,123
	Independent Bank Corp.	47,449	1,106
	MidWestOne Financial Group Inc.	34,963	1,103
	Republic Bancorp Inc. Class A	23,390	1,086
	Farmers National Banc Corp.	61,045	1,062
	Bank of Marin Bancorp	28,402	957
	Century Bancorp Inc. Class A	6,585	751
	Amalgamated Financial Corp.	32,164	523
*	Amerant Bancorp Inc. Class B	17,024	300
	Macatawa Bank Corp.	3,174	30
	Capital City Bank Group Inc.	328	9
	Bar Harbor Bankshares	42	1
	CNB Financial Corp.	48	1
	Civista Bancshares Inc.	42	1
*	Equity Bancshares Inc. Class A	36	1
	HomeTrust Bancshares Inc.	42	1
	Old Second Bancorp Inc.	72	1
	RBB Bancorp	42	1
	Sierra Bancorp	42	1
	West BanCorp. Inc	48	1
	Primis Financial Corp.	54	1
			4,673,548
Capital Markets (25.6%)
	BlackRock Inc.	348,826	305,934
	Goldman Sachs Group Inc.	790,175	293,961
	Morgan Stanley	3,225,802	293,387
	Charles Schwab Corp.	3,296,708	243,462
	S&P Global Inc.	550,092	208,743
	CME Group Inc.	820,417	179,474
	Intercontinental Exchange Inc.	1,283,759	144,911
	Blackstone Group Inc.	1,562,910	144,835
	Moody's Corp.	384,846	129,058
	Bank of New York Mellon Corp.	1,907,586	99,347
	MSCI Inc. Class A	188,710	88,341
	T Rowe Price Group Inc.	420,942	80,547
	State Street Corp.	803,855	69,919
	Ameriprise Financial Inc.	266,822	69,331
	KKR & Co. Inc.	1,185,978	66,047
	Northern Trust Corp.	452,246	54,808
	Nasdaq Inc.	263,643	44,150
	MarketAxess Holdings Inc.	86,827	40,508
	Raymond James Financial Inc.	283,275	37,559
	FactSet Research Systems Inc.	86,796	29,021
	Cboe Global Markets Inc.	245,016	27,270
	LPL Financial Holdings Inc.	181,938	26,905
	Invesco Ltd.	891,675	25,440
	Franklin Resources Inc.	692,852	23,702
	Apollo Global Management Inc. Class A	397,500	22,793
	Tradeweb Markets Inc. Class A	232,362	19,467
	SEI Investments Co.	278,800	17,687
	Stifel Financial Corp.	239,870	16,618
	Affiliated Managers Group Inc.	97,415	15,976
	Carlyle Group Inc.	364,190	15,893
	Jefferies Financial Group Inc.	485,409	15,596
	Ares Management Corp. Class A	256,226	14,139
	Evercore Inc. Class A	96,033	14,007

		Shares	Market Value ($000)
	Janus Henderson Group plc	355,976	13,709
	Morningstar Inc.	54,163	12,782
	Interactive Brokers Group Inc. Class A	186,663	12,555
	Houlihan Lokey Inc. Class A	117,709	8,815
*	Open Lending Corp. Class A	204,999	7,909
	Artisan Partners Asset Management Inc. Class A	148,026	7,561
	Moelis & Co. Class A	132,580	7,118
	Federated Hermes Inc.	216,818	6,895
	Hamilton Lane Inc. Class A	75,780	6,848
	Virtu Financial Inc. Class A	209,245	6,372
	Piper Sandler Cos.	41,723	5,318
*	Focus Financial Partners Inc. Class A	97,614	4,948
	Virtus Investment Partners Inc.	17,298	4,865
	Cohen & Steers Inc.	54,735	4,003
	BGC Partners Inc. Class A	674,621	3,980
	PJT Partners Inc. Class A	51,715	3,766
	Brightsphere Investment Group Inc.	136,834	3,047
	StepStone Group Inc. Class A	87,673	2,779
*	StoneX Group Inc.	37,778	2,558
	B Riley Financial Inc.	33,716	2,483
	Cowen Inc. Class A	54,692	2,151
*	Donnelley Financial Solutions Inc.	68,898	2,054
*,1	Freedom Holding Corp.	40,118	2,039
*	Blucora Inc.	110,087	1,909
	WisdomTree Investments Inc.	255,227	1,710
	Diamond Hill Investment Group Inc.	6,827	1,198
	Victory Capital Holdings Inc. Class A	37,064	1,113
*	Assetmark Financial Holdings Inc.	41,296	1,076
	Oppenheimer Holdings Inc. Class A	21,366	1,068
	Sculptor Capital Management Inc. Class A	39,169	1,023
	GAMCO Investors Inc. Class A	12,509	320
	Associated Capital Group Inc. Class A	7,338	269
	Greenhill & Co. Inc.	36	1
			3,023,078
Consumer Finance (6.0%)
	American Express Co.	1,564,829	250,576
	Capital One Financial Corp.	1,049,418	168,725
	Discover Financial Services	700,800	82,176
	Synchrony Financial	1,333,784	63,235
	Ally Financial Inc.	854,593	46,755
	SLM Corp.	747,760	15,142
	OneMain Holdings Inc.	185,068	10,704
*,1	Credit Acceptance Corp.	21,134	9,457
	PROG Holdings Inc.	153,028	8,068
	Navient Corp.	428,272	7,825
	FirstCash Inc.	93,721	7,471
*	Upstart Holdings Inc.	43,298	6,418
*	LendingTree Inc.	26,945	5,530
	Santander Consumer USA Holdings Inc.	140,522	5,326
*	Green Dot Corp. Class A	110,983	4,505
*	PRA Group Inc.	104,631	4,073
*	Encore Capital Group Inc.	71,480	3,309
*	Enova International Inc.	81,574	3,089
*	LendingClub Corp.	200,511	3,064
	Nelnet Inc. Class A	37,183	2,808
*	World Acceptance Corp.	9,317	1,496
*	Oportun Financial Corp.	38,112	727
	Curo Group Holdings Corp.	41,903	692

		Shares	Market Value ($000)
*	EZCorp. Inc. Class A	144	1
			711,172
Diversified Financial Services (8.1%)
*	Berkshire Hathaway Inc. Class B	3,133,099	906,844
	Equitable Holdings Inc.	895,651	28,437
	Voya Financial Inc.	283,206	18,556
*	Cannae Holdings Inc.	189,635	6,798
	Alerus Financial Corp.	35,516	1,170
			961,805
Insurance (17.9%)
	Chubb Ltd.	1,028,920	174,906
	Marsh & McLennan Cos. Inc.	1,161,506	160,694
	Progressive Corp.	1,338,583	132,627
	Aon plc Class A	516,470	130,858
	MetLife Inc.	1,717,952	112,285
	American International Group Inc.	1,976,163	104,420
	Prudential Financial Inc.	907,196	97,043
	Allstate Corp.	692,187	94,560
	Travelers Cos. Inc.	576,404	92,052
	Aflac Inc.	1,495,067	84,740
	Willis Towers Watson plc	294,742	77,034
	Arthur J Gallagher & Co.	442,849	64,926
	Hartford Financial Services Group Inc.	816,994	53,391
	Cincinnati Financial Corp.	350,003	42,599
	Principal Financial Group Inc.	622,933	40,734
*	Markel Corp.	31,499	38,602
*	Arch Capital Group Ltd.	929,428	37,075
	Loews Corp.	518,088	30,246
	Fidelity National Financial Inc.	637,552	29,959
	Lincoln National Corp.	416,587	29,074
	Brown & Brown Inc.	548,141	28,788
	W R Berkley Corp.	324,371	25,298
	Everest Re Group Ltd.	91,366	23,751
	Globe Life Inc.	224,284	23,644
*	Alleghany Corp.	31,978	22,914
	American Financial Group Inc.	167,868	22,336
	Assurant Inc.	132,360	21,330
	Reinsurance Group of America Inc.	155,273	19,569
*	Athene Holding Ltd. Class A	306,415	19,191
	RenaissanceRe Holdings Ltd.	115,866	17,857
	Old Republic International Corp.	660,072	17,333
	First American Financial Corp.	251,024	16,143
	Primerica Inc.	89,443	14,509
	Unum Group	467,249	14,471
	Erie Indemnity Co. Class A	57,968	11,659
	Hanover Insurance Group Inc.	83,176	11,602
	Kemper Corp.	149,548	11,197
	Selective Insurance Group Inc.	136,827	10,299
	RLI Corp.	92,873	9,796
*	Brighthouse Financial Inc.	199,500	9,708
	Axis Capital Holdings Ltd.	173,461	9,304
	Assured Guaranty Ltd.	185,613	8,841
	White Mountains Insurance Group Ltd.	7,083	8,453
	Kinsale Capital Group Inc.	49,545	8,247
	CNO Financial Group Inc.	307,221	8,160
*	Lemonade Inc.	83,895	7,590
*	Enstar Group Ltd.	27,569	6,999

		Shares	Market Value ($000)
*	Trupanion Inc.	76,652	6,912
	American Equity Investment Life Holding Co.	196,720	6,000
*	Genworth Financial Inc. Class A	1,157,195	4,860
	Argo Group International Holdings Ltd.	79,249	4,251
	Mercury General Corp.	63,537	4,041
*	Palomar Holdings Inc.	55,354	4,041
	Goosehead Insurance Inc. Class A	41,804	3,757
	Horace Mann Educators Corp.	94,113	3,752
	Stewart Information Services Corp.	61,158	3,691
*	eHealth Inc.	56,247	3,670
	ProAssurance Corp.	123,544	3,008
	James River Group Holdings Ltd.	83,525	2,917
	AMERISAFE Inc.	44,292	2,902
	Safety Insurance Group Inc.	33,491	2,850
	American National Group Inc.	18,614	2,792
	Employers Holdings Inc.	63,489	2,679
*	Selectquote Inc.	130,299	2,648
*	BRP Group Inc. Class A	92,997	2,286
*	SiriusPoint Ltd.	196,313	2,065
*	Ambac Financial Group Inc.	104,956	1,584
	United Fire Group Inc.	49,088	1,505
	National Western Life Group Inc. Class A	5,449	1,335
*	GoHealth Inc. Class A	112,223	1,276
*	Watford Holdings Ltd.	35,585	1,243
	HCI Group Inc.	14,731	1,187
*	MBIA Inc.	116,718	1,166
	State Auto Financial Corp.	40,056	757
*	Trean Insurance Group Inc.	27,677	465
	Crawford & Co. Class A	35,207	340
*	ProSight Global Inc.	25,074	321
*,1	Citizens Inc. Class A	9,452	49
	Heritage Insurance Holdings Inc.	72	1
	Protective Insurance Corp. Class B	24	1
	Universal Insurance Holdings Inc.	84	1
*	Greenlight Capital Re Ltd. Class A	72	1
*,1	Root Inc. Class A	72	1
	United Insurance Holdings Corp.	60	—
			2,117,169
Mortgage Real Estate Investment Trusts (REITs) (1.4%)
	Annaly Capital Management Inc.	3,196,406	29,631
	AGNC Investment Corp.	1,233,357	22,866
	Starwood Property Trust Inc.	653,403	16,590
	New Residential Investment Corp.	1,047,846	11,086
	Blackstone Mortgage Trust Inc. Class A	318,946	10,216
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	178,518	8,785
	Chimera Investment Corp.	526,379	7,438
	Apollo Commercial Real Estate Finance Inc.	319,331	4,998
	Arbor Realty Trust Inc.	268,166	4,891
	Two Harbors Investment Corp.	626,645	4,506
	PennyMac Mortgage Investment Trust	226,106	4,432
	MFA Financial Inc.	929,159	4,060
	New York Mortgage Trust Inc.	864,476	3,907
	Broadmark Realty Capital Inc.	287,512	2,958
	Ladder Capital Corp. Class A	247,014	2,890
	Redwood Trust Inc.	256,122	2,851
[1]	Invesco Mortgage Capital Inc.	604,045	2,054
	Ready Capital Corp.	131,230	1,997
	Ellington Financial Inc.	101,236	1,911

		Shares	Market Value ($000)
	Granite Point Mortgage Trust Inc.	126,073	1,813
	Colony Credit Real Estate Inc.	190,982	1,805
	ARMOUR Residential REIT Inc.	148,239	1,777
	KKR Real Estate Finance Trust Inc.	69,960	1,496
	TPG RE Finance Trust Inc.	114,347	1,491
	Capstead Mortgage Corp.	220,291	1,421
	Dynex Capital Inc.	69,600	1,361
	Ares Commercial Real Estate Corp.	88,229	1,338
[1]	Orchid Island Capital Inc.	214,038	1,171
	Western Asset Mortgage Capital Corp.	168	1
			161,741
Other (0.0%)[2]
*,3	BM Technologies Inc. (Acquired 12/17/20, Cost $111)	8,896	103
*,4	NewStar Financial Inc. CVR	42,593	4
			107
Thrifts & Mortgage Finance (1.2%)
	New York Community Bancorp Inc. (XNYS)	1,059,259	12,679
	Essent Group Ltd.	257,813	12,334
	MGIC Investment Corp.	776,836	11,435
	Radian Group Inc.	439,449	10,261
	PennyMac Financial Services Inc.	126,452	7,917
	Walker & Dunlop Inc.	68,035	6,908
	WSFS Financial Corp.	108,994	5,800
*	Axos Financial Inc.	122,019	5,785
	Washington Federal Inc.	172,977	5,767
*	Mr Cooper Group Inc.	163,314	5,649
	Flagstar Bancorp Inc.	120,341	5,512
	Rocket Cos. Inc. Class A	309,198	5,476
	Provident Financial Services Inc.	177,025	4,472
*	NMI Holdings Inc. Class A	184,770	4,470
	Northwest Bancshares Inc.	277,662	3,932
	Capitol Federal Financial Inc.	300,629	3,890
	Meta Financial Group Inc.	70,741	3,750
	TFS Financial Corp.	128,139	2,839
	Premier Financial Corp.	85,407	2,605
	Meridian Bancorp Inc.	107,977	2,381
	Kearny Financial Corp.	172,490	2,261
	HomeStreet Inc.	49,954	2,249
	Federal Agricultural Mortgage Corp. Class C	20,988	2,129
*	Columbia Financial Inc.	116,060	2,062
	Northfield Bancorp Inc.	109,474	1,853
	TrustCo Bank Corp. NY	44,079	1,725
	Merchants Bancorp	22,903	984
	Waterstone Financial Inc.	45,656	903
	Hingham Institution for Savings	2,975	863
*	Bridgewater Bancshares Inc.	48,041	834
	Luther Burbank Corp.	35,026	425
	PCSB Financial Corp.	9,825	181
	Home Bancorp Inc.	18	1
			140,332
Total Common Stocks (Cost $9,039,528)			11,788,952

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 0.055% (Cost $22,960)	229,617	22,962
Total Investments (100.0%) (Cost $9,062,488)			11,811,914
Other Assets and Liabilities—Net (0.0%)			1,359
Net Assets (100.0%)			11,813,273
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,304,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Restricted securities totaling $103,000, representing 0.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,691,000 was received for securities on loan, of which $8,168,000 is held in Vanguard Market Liquidity Fund and $523,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
T Rowe Price Group Inc.	8/31/21	BOANA	19,135	(0.007)	—	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At May 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $951,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2021.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,788,845	103	4	11,788,952
Temporary Cash Investments	22,962	—	—	22,962
Total	11,811,807	103	4	11,811,914
Derivative Financial Instruments
Liabilities
Swap Contracts	—	—	—	—